Voya Emerging Markets High Dividend Equity Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2022 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 92.3%
		Brazil: 3.5%
84,991		BB Seguridade Participacoes SA	$474,442	0.3
76,779		Cia Siderurgica Nacional S.A.	351,378	0.3
55,960		Equatorial Energia SA	278,708	0.2
97,149		Raia Drogasil SA	421,912	0.3
22,981		Telefonica Brasil SA-VIVT3	246,804	0.2
312,609		TIM SA/Brazil	937,982	0.7
106,939		Vale SA	1,947,046	1.5
			4,658,272	3.5

		Chile: 0.3%
101,322		Cencosud SA	162,414	0.1
87,980		Falabella SA	257,618	0.2
			420,032	0.3

		China: 30.6%
37,992		37 Interactive Entertainment Network Technology Group Co. Ltd	123,054	0.1
1,881,000		Agricultural Bank of China Ltd. - H Shares	716,284	0.5
245,700	(1)	Alibaba Group Holding Ltd.	2,950,914	2.2
34,200		Anta Sports Products Ltd.	387,814	0.3
42,700	(2)	AVIC Electromechanical Systems Co. Ltd. - A Shares	72,613	0.1
3,023,000		Bank of China Ltd. - H Shares	1,208,510	0.9
118,000		Bank of Communications Co., Ltd. - H Shares	80,366	0.1
46,000		Beijing Enterprises Holdings Ltd.	161,041	0.1
433,200		BOE Technology Group Co. Ltd. - A Shares	246,084	0.2
846,000		Bosideng International Holdings Ltd.	450,207	0.3
148,000	(1),(2)	Brilliance China Automotive Holdings Ltd.	67,708	0.0
9,500		Byd Co., Ltd. - H Shares	337,643	0.3
2,265,000		China Cinda Asset Management Co. Ltd. - H Shares	383,868	0.3
892,000		China CITIC Bank Corp. Ltd. - H Shares	431,748	0.3
563,000		China Coal Energy Co. - H Shares	515,212	0.4
984,000		China Communications Services Corp., Ltd. - H Shares	460,796	0.3
2,624,000		China Construction Bank - H Shares	1,945,213	1.5
1,425,000		China Everbright Bank Co. Ltd. - H Shares	468,019	0.4
378,000	(3)	China Feihe Ltd.	381,508	0.3
223,500		China Hongqiao Group Ltd.	277,011	0.2
172,000		China Medical System Holdings Ltd.	254,159	0.2
30,000		China Mengniu Dairy Co., Ltd.	153,600	0.1
122,000		China Merchants Bank Co., Ltd. - H Shares	771,647	0.6
88,000		China Merchants Port Holdings Co. Ltd.	166,985	0.1
436,000		China National Building Material Co., Ltd. - H Shares	549,959	0.4
304,000		China Oilfield Services Ltd. - H Shares	357,940	0.3
138,500		China Overseas Land & Investment Ltd.	401,913	0.3
830,000		China Petroleum & Chemical Corp. - H Shares	397,539	0.3
503,000		China Railway Group Ltd. - H Shares	347,653	0.3
74,000		China Resources Land Ltd.	329,353	0.2
14,158		China Resources Microelectronics Ltd. - A Shares	111,985	0.1
323,500		China Shenhua Energy Co., Ltd. - H Shares	1,080,368	0.8
343,400		China State Construction Engineering Corp. Ltd. - A Shares	283,996	0.2
3,176,000	(3)	China Tower Corp. Ltd. - H Shares	372,130	0.3
446,000		China Traditional Chinese Medicine Holdings Co. Ltd.	235,442	0.2
84,000		Chinasoft International Ltd.	77,196	0.1
49,700		Chongqing Changan Automobile Co. Ltd. - A Shares	103,908	0.1
214,000		CITIC Securities Co. Ltd. - H Shares	463,171	0.4
182,000		COSCO Shipping Ports, Ltd.	137,234	0.1
603,360		CSPC Pharmaceutical Group Ltd.	644,675	0.5
32,979		Daan Gene Co. Ltd. - A Shares	87,062	0.1
412,500	(3)	Dali Foods Group Co. Ltd.	207,748	0.2
73,900		Dong-E-E-Jiao Co. Ltd. - A Shares	352,213	0.3
85,450		ENN Natural Gas Co. Ltd. - A Shares	234,426	0.2
1,300		G-bits Network Technology Xiamen Co. Ltd. - A Shares	63,027	0.0
202,800		GF Securities Co. Ltd. - H Shares	267,889	0.2
146,000		Haier Smart Home Co. Ltd. - H Shares	519,079	0.4

Voya Emerging Markets High Dividend Equity Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		China: (continued)
513,200		Haitong Securities Co. Ltd. - H Shares	$363,459	0.3
6,700	(3)	Hangzhou Tigermed Consulting Co. Ltd. - H Shares	64,596	0.0
374,000		Huabao International Holdings Ltd.	201,130	0.2
286,200	(3)	Huatai Securities Co. Ltd. - H Shares	400,559	0.3
2,198,592		Industrial & Commercial Bank of China - H Shares	1,316,562	1.0
127,800		Industrial Bank Co. Ltd. - A Shares	376,534	0.3
12,556		Intco Medical Technology Co. Ltd. - A Shares	51,834	0.0
29,300		Jafron Biomedical Co. Ltd. - A Shares	193,171	0.1
17,900		Jason Furniture Hangzhou Co. Ltd. - A Shares	171,373	0.1
31,302		JD.com, Inc. - Class A	879,285	0.7
119,600		Jinke Properties Group Co. Ltd. - A Shares	56,283	0.0
230,700		Joincare Pharmaceutical Group Industry Co. Ltd. - A Shares	411,694	0.3
11,367		JOYY, Inc. ADR	481,847	0.4
151,000		Kingboard Holdings Ltd.	722,445	0.5
53,400		Kingsoft Corp. Ltd.	178,773	0.1
1,000		Kweichow Moutai Co. Ltd. - A Shares (Nth SSE-SEHK)	270,290	0.2
574,000		Lenovo Group Ltd.	565,567	0.4
67,000		Li Ning Co. Ltd.	522,746	0.4
42,700	(1),(3)	Meituan Class B	1,001,960	0.8
93,000		Ming Yuan Cloud Group Holdings Ltd.	114,788	0.1
52,100		NetEase, Inc.	1,089,615	0.8
22,400	(3)	Nongfu Spring Co. Ltd. - H Shares	124,715	0.1
1,460,000		PetroChina Co., Ltd. - H Shares	768,833	0.6
34,500	(3)	Pharmaron Beijing Co. Ltd. - H Shares	416,070	0.3
211,000	(3)	Postal Savings Bank of China Co. Ltd. - H Shares	156,716	0.1
389,000		Powerlong Real Estate Holdings Ltd.	104,496	0.1
63,900		Sailun Group Co. Ltd. - A Shares	107,348	0.1
1,400		SG Micro Corp. - A Shares	60,375	0.0
50,300		Shandong Buchang Pharmaceuticals Co. Ltd. - A Shares	147,115	0.1
54,800		Shandong Weigao Group Medical Polymer Co., Ltd. - H Shares	60,792	0.0
10,558		Shanghai Bairun Investment Holding Group Co. Ltd. - A Shares	56,051	0.0
33,400	(1)	Shanghai Baosight Software Co., Ltd. - Class B	130,498	0.1
480,500		Shenzhen International Holdings Ltd.	462,682	0.4
14,100		Shenzhou International Group Holdings Ltd.	193,577	0.1
38,500		Sichuan Kelun Pharmaceutical Co. Ltd. - A Shares	102,802	0.1
4,000		Silergy Corp.	411,074	0.3
86,400		Sinopharm Group Co. - H Shares	213,705	0.2
91,300		Tencent Holdings Ltd.	4,174,088	3.2
146,000		Tingyi Cayman Islands Holding Corp.	258,098	0.2
73,724		TongFu Microelectronics Co. Ltd. - A Shares	154,193	0.1
297,000	(3)	Topsports International Holdings Ltd. - H Shares	219,510	0.2
34,000		Tsingtao Brewery Co., Ltd. - H Shares	293,222	0.2
217,000		Uni-President China Holdings Ltd.	174,928	0.1
244,000	(3)	Yadea Group Holdings Ltd.	396,128	0.3
478,800		Yuexiu Property Co. Ltd.	519,994	0.4
408,600		Zhejiang Semir Garment Co. Ltd. - A Shares	354,077	0.3
22,000		Zhongsheng Group Holdings Ltd.	156,022	0.1
90,000		Zijin Mining Group Co., Ltd. - H Shares	121,563	0.1
			40,411,093	30.6

		Egypt: 0.4%
180,788		Commercial International Bank Egypt SAE	401,048	0.3
225,162		Eastern Co. SAE	128,142	0.1
			529,190	0.4

		Greece: 0.4%
8,724		Jumbo SA	145,002	0.1
26,790		OPAP S.A.	399,954	0.3
			544,956	0.4

		Hungary: 0.2%
11,072		OTP Bank Nyrt	263,760	0.2

		India: 12.0%
105,215	(1)	Axis Bank Ltd.	923,299	0.7
202,911		Bharat Electronics Ltd.	611,743	0.5
23,875		Bharat Forge Ltd.	215,441	0.2
7,138	(1)	Bharti Airtel Ltd.	64,165	0.0
11,891		Cholamandalam Investment and Finance Co. Ltd.	103,496	0.1
41,378		Cipla Ltd.	528,211	0.4
51,619		Container Corp. Of India Ltd.	431,277	0.3
183,895		GAIL India Ltd.	348,269	0.3
37,371		Grasim Industries Ltd.	683,511	0.5
16,305		HCL Technologies Ltd.	217,437	0.2
114,654		Hindalco Industries Ltd.	623,473	0.5

Voya Emerging Markets High Dividend Equity Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		India: (continued)
152,258		ICICI Bank Ltd.	$1,466,299	1.1
96,923		Infosys Ltd.	1,870,321	1.4
147,507		ITC Ltd.	512,290	0.4
9,195		Jubilant Foodworks Ltd.	64,976	0.1
33,488		Larsen & Toubro Ltd.	709,115	0.5
80,152		Mahindra & Mahindra Ltd.	1,060,524	0.8
5,160		Mphasis Ltd.	171,735	0.1
384,013		NTPC Ltd.	770,286	0.6
335,026		Oil & Natural Gas Corp., Ltd.	653,366	0.5
238		Page Industries Ltd.	138,049	0.1
85,269		Power Grid Corp. of India Ltd.	254,671	0.2
80,500		State Bank of India	481,456	0.4
75,531		Sun Pharmaceutical Industries Ltd.	835,350	0.6
12,780		Tata Consultancy Services Ltd.	551,096	0.4
59,357		Tech Mahindra Ltd.	897,431	0.7
1,598		Ultratech Cement Ltd.	124,542	0.1
16,753		UPL Ltd.	167,782	0.1
75,425		Vedanta Ltd.	312,303	0.2
			15,791,914	12.0

		Indonesia: 2.3%
423,100		Aneka Tambang Tbk	72,555	0.1
1,439,200		Astra International Tbk PT	723,956	0.5
350,800		Bank Mandiri Persero TBK PT	204,666	0.2
758,100		Bank Negara Indonesia Persero Tbk PT	476,286	0.4
128,000		Indah Kiat Pulp & Paper Tbk PT	72,379	0.0
2,446,500		Kalbe Farma Tbk PT	280,928	0.2
1,581,600		Telkom Indonesia Persero Tbk PT	466,939	0.3
364,900		United Tractors Tbk PT	785,179	0.6
			3,082,888	2.3

		Malaysia: 1.4%
40,000		HAP Seng Consolidated Bhd	75,825	0.1
77,400		Hong Leong Bank BHD	372,053	0.3
25,900		Hong Leong Financial Group Bhd	119,370	0.1
218,900		Malayan Banking BHD	454,608	0.3
140,200		Petronas Chemicals Group Bhd	328,284	0.3
314,200		RHB Bank Bhd	435,289	0.3
			1,785,429	1.4

		Mexico: 2.6%
401,443		Alfa SA de CV	305,970	0.2
100,285		Arca Continental SAB de CV	676,856	0.5
14,308		Coca-Cola Femsa SAB de CV - Unit	85,482	0.1
447,882		Fibra Uno Administracion SA de CV	469,263	0.4
119,637		Fomento Economico Mexicano SAB de CV - Unit	895,127	0.7
177,442		Grupo Bimbo SAB de CV	581,901	0.4
126,582		Megacable Holdings SAB de CV - Unit	365,458	0.3
			3,380,057	2.6

		Philippines: 0.8%
29,760		GT Capital Holdings, Inc.	284,968	0.2
152,870		International Container Terminal Services, Inc.	632,755	0.5
145,000		Metropolitan Bank & Trust Co.	151,930	0.1
			1,069,653	0.8

		Poland: 0.5%
12,368		Bank Polska Kasa Opieki SA	269,934	0.2
51,156	(1)	Powszechna Kasa Oszczednosci Bank Polski SA	382,100	0.3
			652,034	0.5

		Qatar: 2.0%
301,556		Commercial Bank PQSC	584,688	0.4
85,103		Industries Qatar QSC	427,664	0.3
46,329		Masraf Al Rayan	59,739	0.1
775,170		Mesaieed Petrochemical Holding Co.	576,775	0.4
365,176		Qatar Gas Transport Co. Ltd.	375,223	0.3
104,027		Qatar Islamic Bank SAQ	661,282	0.5
			2,685,371	2.0

		Romania: 0.3%
69,374		NEPI Rockcastle S.A.	435,524	0.3

		Russia: –%
354,185	(2)	Alrosa PJSC	–	–
10,144,776	(2)	Inter RAO UES PJSC	–	–
15,442	(2)	Lukoil PJSC	–	–
47,298	(2)	Magnit PJSC GDR	–	–
58,379	(2)	Mobile TeleSystems PJSC ADR	–	–
4,585	(2)	Severstal PAO	–	–
130,134	(2)	Surgutneftegas PJSC	–	–
125,422	(2)	Tatneft PJSC	–	–
13,603	(2)	X5 Retail Group N.V. - FIVEL GDR	–	–
			–	–

		Saudi Arabia: 2.7%
27,260		Al Rajhi Bank	717,117	0.5
68,552		Etihad Etisalat Co.	717,670	0.5
4,204		SABIC Agri-Nutrients Co.	164,652	0.1
5,932		Sahara International Petrochemical Co.	84,634	0.1
72,116		Saudi Electricity Co.	466,877	0.4
23,812		Saudi National Bank	460,365	0.4
33,220		Saudi Telecom Co.	910,317	0.7
			3,521,632	2.7

Voya Emerging Markets High Dividend Equity Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Singapore: 0.1%
18,900	(3)	BOC Aviation Ltd.	$155,888	0.1

		South Africa: 3.3%
13,823		Bid Corp. Ltd.	296,098	0.2
33,678		Bidvest Group Ltd.	469,635	0.4
8,018		Clicks Group Ltd.	156,052	0.1
32,711		Exxaro Resources Ltd.	463,931	0.4
5,898		Gold Fields Ltd.	56,478	0.0
448,227		Growthpoint Properties Ltd.	412,591	0.3
40,943		Impala Platinum Holdings Ltd.	558,212	0.4
24,570		MultiChoice Group	210,130	0.2
573		Naspers Ltd.	62,417	0.0
32,692		Reinet Investments SCA	663,464	0.5
13,763	(1)	Sasol Ltd.	359,952	0.3
18,955		Shoprite Holdings Ltd.	260,927	0.2
73,582		Sibanye Stillwater Ltd.	238,281	0.2
27,078		Woolworths Holdings Ltd./South Africa	96,360	0.1
			4,304,528	3.3

		South Korea: 10.7%
2,923		BGF retail Co. Ltd.	431,863	0.3
19,840		Cheil Worldwide, Inc.	415,767	0.3
453		CJ CheilJedang Corp.	143,513	0.1
8,870		CJ Corp.	609,894	0.5
2,631		E-Mart, Inc.	245,593	0.2
11,429		GS Engineering & Construction Corp.	366,194	0.3
24,873		Hana Financial Group, Inc.	994,753	0.8
6,564		Hyundai Engineering & Construction Co. Ltd.	228,792	0.2
2,874		Hyundai Glovis Co., Ltd.	490,401	0.4
1,058		Hyundai Mobis Co. Ltd.	185,845	0.1
3,039		Hyundai Motor Co.	463,083	0.3
11,769		Hyundai Steel Co.	390,528	0.3
39,913		Industrial Bank Of Korea	362,949	0.3
19,428		KB Financial Group, Inc.	949,514	0.7
13,320		Kia Corp.	918,895	0.7
3,275		LG Electronics, Inc.	276,233	0.2
53,023		LG Uplus Corp.	592,781	0.4
7,176		Lotte Shopping Co. Ltd.	586,906	0.4
3,126		POSCO Holdings, Inc.	726,606	0.5
1,859		S-1 Corp.	107,749	0.1
5,357		Samsung Electro-Mechanics Co. Ltd.	665,630	0.5
1,751		Samsung SDI Co., Ltd.	809,733	0.6
16,598		Samsung Securities Co. Ltd.	529,809	0.4
25,000		Shinhan Financial Group Co., Ltd.	870,280	0.7
988		SK Chemicals Co. Ltd.	102,574	0.1
12,350		SK Hynix, Inc.	1,070,415	0.8
52,350		Woori Financial Group, Inc.	630,513	0.5
			14,166,813	10.7

		Taiwan: 14.2%
33,000		Advantech Co. Ltd.	407,247	0.3
92,000		ASE Technology Holding Co. Ltd.	327,552	0.3
4,000		eMemory Technology, Inc.	209,974	0.2
99,000		Evergreen Marine Corp. Taiwan Ltd.	474,171	0.4
9,000		Globalwafers Co. Ltd.	193,108	0.1
56,000		HON HAI Precision Industry Co., Ltd.	217,130	0.2
43,000		MediaTek, Inc.	1,329,609	1.0
30,000		Nan Ya Printed Circuit Board Corp.	402,005	0.3
301,000		Nanya Technology Corp.	686,943	0.5
9,000		Nien Made Enterprise Co. Ltd.	97,310	0.1
51,000		Novatek Microelectronics Corp., Ltd.	706,466	0.5
7,000		Parade Technologies Ltd.	361,056	0.3
24,000		President Chain Store Corp.	227,139	0.2
54,000		Realtek Semiconductor Corp.	819,591	0.6
242,000		Shanghai Commercial & Savings Bank Ltd./The	419,915	0.3
490,962		Taiwan Semiconductor Manufacturing Co., Ltd.	9,284,547	7.0
89,000		Unimicron Technology Corp.	653,226	0.5
558,000		United Microelectronics Corp.	983,259	0.7
148,000		Vanguard International Semiconductor Corp.	542,865	0.4
418,000		Winbond Electronics Corp.	417,283	0.3
			18,760,396	14.2

		Thailand: 1.9%
127,300		Bangkok Commercial Asset Management PCL - Foreign	69,503	0.1
577,800		Bangkok Dusit Medical Services PCL - Foreign	434,675	0.3
64,900		Electricity Generating PCL - Foreign	341,035	0.3
119,300		Indorama Ventures PCL - Foreign	171,162	0.1
557,000		Land & Houses PCL - Foreign	145,657	0.1
208,600		PTT Exploration & Production PCL - Foreign	1,027,027	0.8
104,400		SCB X PCL	340,169	0.2
			2,529,228	1.9

		Turkey: 0.2%
436,657		Akbank TAS	222,544	0.2

		United Arab Emirates: 1.9%
193,815		Abu Dhabi Commercial Bank PJSC	527,095	0.4
204,228		Abu Dhabi Islamic Bank PJSC	463,188	0.4
562,133		Emaar Properties PJSC	872,992	0.7

Voya Emerging Markets High Dividend Equity Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2022 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United Arab Emirates: (continued)
158,768	Emirates NBD Bank PJSC	$568,343	0.4
		2,431,618	1.9

	Total Common Stock
	(Cost $116,913,207)	121,802,820	92.3

EXCHANGE-TRADED FUNDS: 2.0%
63,504	iShares MSCI Emerging Markets ETF	2,707,811	2.0

	Total Exchange-Traded Funds
	(Cost $2,867,966)	2,707,811	2.0

PREFERRED STOCK: 4.8%
	Brazil: 2.4%
49,945	Alpargatas SA	230,780	0.2
223,177	Cia Energetica de Minas Gerais	544,729	0.4
35,099	Gerdau SA	213,288	0.2
353,261	Itausa SA	709,116	0.5
239,445	Petroleo Brasileiro SA	1,504,923	1.1
		3,202,836	2.4

	South Korea: 2.4%
65,144	Samsung Electronics Co., Ltd.	3,195,396	2.4

	Total Preferred Stock
	(Cost $5,060,509)	6,398,232	4.8

	Total Long-Term Investments
	(Cost $124,841,682)	130,908,863	99.1

SHORT-TERM INVESTMENTS: 1.0%
	Mutual Funds: 1.0%
1,265,000	(4) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.710%
	(Cost $1,265,000)	1,265,000	1.0

	Total Short-Term Investments
	(Cost $1,265,000)	1,265,000	1.0

	Total Investments in Securities (Cost $126,106,682)	$132,173,863	100.1
	Liabilities in Excess of Other Assets	(186,131)	(0.1)
	Net Assets	$131,987,732	100.0

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(1)	Non-income producing security.
(2)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(3)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(4)	Rate shown is the 7-day yield as of May 31, 2022.

Sector Diversification	Percentage of Net Assets
Information Technology	22.4%
Financials	20.5
Consumer Discretionary	11.2
Communication Services	8.7
Materials	7.2
Industrials	6.3
Energy	6.0
Consumer Staples	5.4
Health Care	4.0
Real Estate	2.8
Utilities	2.6
Exchange-Traded Funds	2.0
Short-Term Investments	1.0
Liabilities in Excess of Other Assets	(0.1)
Net Assets	100.0%

Portfolio holdings are subject to change daily.

Voya Emerging Markets High Dividend Equity Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2022 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of May 31, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2022
Asset Table
Investments, at fair value
Common Stock
Brazil	$4,658,272	$–	$–	$4,658,272
Chile	420,032	–	–	420,032
China	481,847	39,788,925	140,321	40,411,093
Egypt	–	529,190	–	529,190
Greece	–	544,956	–	544,956
Hungary	–	263,760	–	263,760
India	–	15,791,914	–	15,791,914
Indonesia	–	3,082,888	–	3,082,888
Malaysia	195,195	1,590,234	–	1,785,429
Mexico	3,380,057	–	–	3,380,057
Philippines	–	1,069,653	–	1,069,653
Poland	–	652,034	–	652,034
Qatar	1,245,970	1,439,401	–	2,685,371
Romania	435,524	–	–	435,524
Russia	–	–	–	–
Saudi Arabia	–	3,521,632	–	3,521,632
Singapore	–	155,888	–	155,888
South Africa	2,304,330	2,000,198	–	4,304,528
South Korea	–	14,166,813	–	14,166,813
Taiwan	–	18,760,396	–	18,760,396
Thailand	340,169	2,189,059	–	2,529,228
Turkey	222,544	–	–	222,544
United Arab Emirates	–	2,431,618	–	2,431,618
Total Common Stock	13,683,940	107,978,559	140,321	121,802,820
Exchange-Traded Funds	2,707,811	–	–	2,707,811
Preferred Stock	3,202,836	3,195,396	–	6,398,232
Short-Term Investments	1,265,000	–	–	1,265,000
Total Investments, at fair value	$20,859,587	$111,173,955	$140,321	$132,173,863
Liabilities Table
Other Financial Instruments+
Written Options	$–	$(702,295)	$–	$(702,295)
Total Liabilities	$–	$(702,295)	$–	$(702,295)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

Voya Emerging Markets High Dividend Equity Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2022 (Unaudited) (Continued)

At May 31, 2022, the following OTC written equity options were outstanding for Voya Emerging Markets High Dividend Equity Fund:

Description	Counterparty	Put/Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount		Premiums Received	Fair Value
iShares MSCI Emerging Markets ETF	UBS AG	Call	06/03/22	USD	42.380	309,108	USD	13,069,334	$428,362	$(177,634)
iShares MSCI Emerging Markets ETF	BNP Paribas	Call	06/17/22	USD	41.140	308,702	USD	13,052,168	294,625	(524,661)
									$722,987	$(702,295)

Currency Abbreviations
USD	-	United States Dollar

At May 31, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $126,342,045.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$21,250,919
Gross Unrealized Depreciation	(15,985,756)
Net Unrealized Appreciation	$5,265,163